Dear Contract Owner:

Domestic stocks registered positive returns through the six months ended January 31, 1998, recovering from sharp declines in the Fall following turbulence in Asian markets. Treasury bond prices were particularly strong, benefiting from a flight to the safety of U.S. government-backed securities. The economy continued its nearly ideal pattern of low unemployment, moderate growth, and subdued inflation. I encourage you to review the following report covering the past six months and to contact us if you have any questions.

                                    Respectfully submitted,


                                    /s/ RICHARD C. PEARSON
                                        ----------------------------------------
                                        Richard C. Pearson
                                        President


[LOGO]

SECURITY FIRST TRUST:
T. ROWE PRICE GROWTH AND
INCOME SERIES AND VIRTUS
EQUITY SERIES
EQUITY MARKET OVERVIEW

      The equity market recovered in late-January from steep declines in the final months of 1997 and the early weeks of 1998. Good corporate earnings results, continued low inflation, and a supportive interest rate environment provided ample fuel for the advance. The recent performance of stocks was particularly impressive in light of the market's October jitters and concern over the volatility of the Asian markets.

      Equity returns for 1997 were notably impressive coming on the heels of considerable market strength in 1995 and 1996. The 1995-1997 period, in fact, is the first time in modern history that stock market returns have exceeded 20% in three consecutive years.

EQUITY MARKET OUTLOOK

      The investment environment has been exceptionally conducive to good stock market returns. As prices have advanced, the market's valuation appeal and likely near-term upside potential have diminished. We question how long the "delinkage" between the underlying rate of corporate earnings and dividend growth on one hand, and the more rapid advance of security prices on the other, can continue. Recent volatility is a reminder that investing entrails risks that sometimes get in the way of positive returns.

      While our emphasis is solely on uncovering interesting investment values, we believe it is prudent to have more modest expectations for equity market performance in the year ahead.

PORTFOLIO MANAGEMENT: T. ROWE PRICE GROWTH AND INCOME SERIES

      Departing from the pattern of the six months ended July 31, 1997, returns for the past six months moderated considerably, largely due to the crisis in Asia. In fact the total return posted for the six month period ending January 31, 1998 was 2.28%. Stocks lost ground from their 1997 highs, then advanced briskly following some shakiness at the beginning of January. Conservative funds such as this are designed to cushion downside risk during periods of increased volatility.

                            GROWTH AND INCOME SERIES
                             SECTOR DIVERSIFICATION

Capital Equipment                                                           4.3%
Consumer Non-Durables                                                      23.3%
Consumer Cyclicals                                                          0.8%
Consumer Services                                                          11.2%
Transportation                                                              5.9%
Energy                                                                      7.6%
Financial                                                                  15.6%
Process Industries                                                          8.7%
Technology                                                                  2.5%
Utilities                                                                   6.8%
Short-Term Securities                                                      13.3%

      In this volatile environment, we tried to tune out as much short-term noise as possible by doing what we have always done: identify reasonably valued investment opportunities with attractive yields and price/earnings ratios, good upside potential, and limited downside risk.

      No example demonstrates the fickle nature of investor behavior better than AT&T, one of our major holdings. The price of AT&T's stock had languished for several years. The company's problems were analyzed in the media almost daily. Few Wall Street brokerage firms found anything positive to say about the firm or its shares, which in our opinion represented an attractive investment opportunity. Today new management is in place, investor sentiment has turned positive, and the stock price has rebounded strongly. We are naturally attracted to situations fraught with controversy like this one. As long as investor psychology ebbs and flows, there will be ample opportunities to uncover promising investment opportunities.

                             GROWTH & INCOME SERIES

                               15 LARGEST HOLDINGS

                                       Percentage of
      Security                             Portfolio
      --------                         -------------
      Travelers Group Inc.                       2.3
      American Express Co.                       1.8
      General Electric                           1.6
      Smith-Kline Beecham PLC ADR                1.6
      AT&T Co.                                   1.6
      Dayton Hudson Corp.                        1.4
      First Data Corp.                           1.3
      Mellon Bank Corp.                          1.3
      Allied Signal, Inc.                        1.2
      Schering-Plough Corp.                      1.2
      American Home Products                     1.2
      United States Surgical Corp.               1.2
      Norfolk Southern Corp.                     1.2
      Hilton Hotels Corp.                        1.2
      Abbott Laboratories                        1.2
                                                ----
                     TOTAL                      21.3
                                                ====

PORTFOLIO MANAGEMENT:
VIRTUS EQUITY SERIES

      During the past six months, the performance of your portfolio moderated considerably. Total return for the Virtus Equity Series for the six months ended January 31, 1998 was 2.57%. The lower performance for this period as compared to the prior period was mostly due to the crisis in Asia. The significance of the events in the Far East are still to be determined. The most visible near-term impact will be on those companies competing with, lending to, or exporting to the region. The fund continues to emphasize value stocks over growth stocks. Value stocks are those companies selling at low price relative to actual value of their underlying assets. Growth stocks are those companies with above-average earnings expectations.

                                 EQUITY SERIES
                             SECTOR DIVERSIFICATION


Consumer Non-Durables                                                      19.7%
Technology                                                                 10.4%
Transportation                                                              5.5%
Consumer Cyclicals                                                          2.2%
Financial                                                                  21.2%
Capital Equipment                                                           8.1%
Consumer Services                                                           8.5%
Energy                                                                      8.1%
Process Industries                                                          4.7%
Utilities                                                                  11.6%


      The fund's investment strategy continues to be structured in a capital preservation position. We believe value stocks will provide defensiveness due to their higher yields, lower price-earnings ratios and lower volatility. The Virtus Equity Series is structured to outperform in a difficult equity market environment.

                                  EQUITY SERIES
                               15 LARGEST HOLDINGS

                                         Percentage of
      Security                             Portfolio
      --------                           -------------
      General Electric Co.                    2.6
      Exxon Corp.                             2.4
      AT&T Co.                                2.2
      Royal Dutch Petroleum Co. ADR           2.1
      Unilever NV New York Share              2.0
      Coca Cola                               1.9
      IBM Corp.                               1.9
      Bell Atlantic Corp.                     1.8
      Intel Corp.                             1.7
      Lilly Eli & Co.                         1.6
      Bristol Myers Squibb Co.                1.6
      Walt Disney Co.                         1.6
      Proctor & Gamble Co.                    1.6
      Pfizer Inc.                             1.5
      Fleet Financial Group                   1.5
                                             ----
                     TOTAL                   28.0
                                             ====

SECURITY FIRST TRUST:
BOND SERIES AND VIRTUS U.S. GOVERNMENT INCOME SERIES
FIXED-INCOME MARKET OVERVIEW

      There were great expectations for a rewarding fixed income market over the six months ended January 31, 1998. A powerful bull market drove rates below 6% across the yield curve and pleasantly exceeded expectations. A friendly Federal Reserve, combined with powerful inflation data, propelled rates to four-year lows. Further, an embarrassment of riches on the fiscal front found the Federal Government's budget in the best shape in a generation, leading to the expectation of a virtually balanced budget in 1998. This fiscal prosperity caused a sharp reduction in Treasury issuance, placing further upward pressure on outstanding issues.

      Regarding sector performance, there were challenges during this six month period for the investment grade corporate market. Yield spreads widened modestly resulting in some under-performance versus Treasuries. The high yield market delivered an outstanding return of 12.76% as investors were once again paid to take credit risk. The major story of 1997 was the turmoil in Asia which was touched off by weakness in the Thai Bhat in July and culminated with the liquidity crisis in Korea at year end. Mortgage-backed securities continued their impressive performance in the fourth quarter despite a difficult quarter for most spread products and, as a result, mortgage backed's had their best year in the last six versus Treasuries.

FIXED-INCOME MARKET OUTLOOK

      We enter 1998 impressed by the positive environment, but sobered by the strong returns registered in 1997 and the overall level of interest rates. While the fundamentals appear to be positive, the current market offers little room for error, and every day brings evidence of the sharp adverse investor reaction to any disappointment. Thus we will continue to seek out value scrutinizing carefully sectors and securities shunned by our peers. We will approach the markets with skepticism that has been proven to be prudent. Thus, in a year that we look for bonds to perform well, we continue to manage assets in the same style that has served us well.

PORTFOLIO MANAGEMENT:
BOND SERIES

      We restructured the portfolio during the six months ended January 31, 1998 and actively managed the portfolio during the past six months. Our strategy is characterized by active sector rotation and security selection, duration management, and quantitative analysis that helps us manage the option affect and the shape of the yield curve. We have established an overweighted position in the corporate sector. This sector has two components, core investment grade issues and tactical high yield. Our current commitment of 39% consists slightly less than 28% in the core and the balance of 11% in the tactical sector. We have also been more active in the mortgage-backed sector. We initially overweighted this sector with a 34% commitment. As interest rates fell throughout the latter half of the year, we both reduced and shifted the structure of this sector. Prepayment risk is clearly an issue in the current interest rate environment, and for this reason we reduced our commitment to less than 30% of the portfolio.

                                  BOND SERIES
                            SECTOR DIVERSIFICATION

Short-Term Securities                                                       6.3%
Corporate Bonds                                                            39.0%
Federal Agencies                                                           28.0%
U.S. Government Obligations                                                26.7%

      As interest rates fell in the second half of the year, we increased the portfolio duration to five years or greater and maintained a relatively long duration throughout the second half of 1997. Starting in mid-December we reduced the duration to slightly long, as a powerful rally seemed to run out of steam. The market has seesawed back and forth in a relatively narrow range since early January, and we look for signs of the next trend.

      The strategy that we have outlined allowed the portfolio, before fees, to exceed the benchmark by a comfortable margin. Our sector strategy and our duration management were both powerful contributors to competitive results in that the total return for the Fund for the six months ended January 31, 1998 was 4.97%.

PORTFOLIO MANAGEMENT:
VIRTUS U.S. GOVERNMENT
INCOME SERIES

      As we stated earlier, the biggest story in the financial markets over the past six months was the financial turmoil in Asia. The Asia problems caused a sharp increase in volatility and a flight to quality that benefited the U.S. Treasury market. To avoid the volatility stemming from the "Asian Flu" we maintained a neutral duration in the Fund during the period. We did not feel that the market uncertainty regarding interest rate swings justified an aggressive duration stance.

      At the end of the period the Fund was invested about equally in U.S. Government Obligations and Federal Agencies. Within the Federal Agency sector was approximately 23% of mortgage backed securities. The weighting of Federal Agencies and mortgages contributed to the increase in the Fund's yield.

                         U.S. GOVERNMENT INCOME SERIES
                             SECTOR DIVERSIFICATION

U.S. Government Obligations                                                51.5%
Federal Agencies                                                           48.5%

      The Virtus U.S. Government Income Series performed well during the six month period ended January 31, 1998 posting a total return of 3.73%. This performance compares favorably to the 3.58% average return for the same period tracked by Lipper Analytical Services for short-term intermediate U.S. Government funds. The performance is attributed to favorable sector weightings and an environment of declining interest rates during the period.

PERFORMANCE OF SECURITY FIRST TRUST GROWTH AND INCOME SERIES, BOND SERIES, EQUITY SERIES AND U.S. GOVERNMENT INCOME SERIES

      The following are the average annual and total returns for each series for the period ending December 31, 1997, assuming an investment of $10,000 at the start of the period, and redemption at the end of the period, with dividends reinvested. These returns are based on past experience. Future values of shares will fluctuate so that their redemption values may be more or less than original cost.

                          Average Annual Total Returns

Fund                            1 Year       3 Years       5 Years      10 Years
----                            ------       -------       -------     --------
Growth and
  Income
  Series(1)(2)                  27.19%        26.59%        18.95%        16.16%

Bond
  Series(1)(2)                   9.06%         9.40%         6.72%         7.57%

Equity
  Series(1)(3)                  29.35%        25.21%                N/A*

U.S.
  Government
  Income(1)(3)                   7.03%         7.95%                N/A*

Consumer
  Price Index                    1.73%         2.52%         2.59%         3.41%

*Funds were introduced as of May 1993

                             Compound Total Returns

Fund                                  1 Year     3 Years    5 Years     10 Years
----                                  ------     -------    -------     --------
Growth and
  Income
  Series(1)(2)                        27.19%     102.86%     138.17%     347.17%

Bond
  Series(1)(2)                         9.06%      30.95%      38.41%     107.42%

Equity
  Series(1)(3)                        24.35%      96.29%             N/A*

U.S.
  Government
  Income(1)(3)                         7.03%      25.81%             N/A*

Consumer
  Price Index                          1.73%       7.76%      13.64%      39.77%

* Funds were introduced as of May 1993.

      (1) Return is computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.

      (2) From inception to July 1983, Security First Investment Management Corporation reimbursed the Growth and Income Series for expenses in excess of the maximum expense limitation, and these reimbursements were repaid from August 1983 to July 1986. Likewise, the Bond Series was reimbursed for excess expenses from inception to July 1985, and these reimbursements were repaid from August 1985 to July 1993. Reimbursement of expenses to a series increases average annual reimbursements reduces these returns.

      (3) While they are not obligated to do so, Security Management and Virtus have agreed to continue, until notice to the contrary, to defer their fees (and make contributions in respect of excess expenses) in order to maintain the expense ratios of the Virtus Equity and the Virtus U.S. Government Income Series at a level of 1.00% and .70% respectively, or less.

SECURITY FIRST TRUST T. ROWE PRICE GROWTH AND INCOME SERIES

      The graph and Per Share Data Table below illustrate the growth in per share value for the period ending December 31, 1997, of one share of the Security First Trust T. Rowe Price Growth and Income Series purchased on August 1, 1979, at the price of $5.07 assuming that dividends and capital gains were reinvested.

      The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                            GROWTH AND INCOME SERIES

Per Share Value with
Dividends and Capital
Gains Reinvested


1989         1990        1991        1992         1993        1994        1995         1996        1997
----         ----        -----       -----        -----       -----       -----        -----       -----
22.80        25.54       25.48       30.58        33.05       38.97       39.47        52.08       63.78
22.71        25.82       26.84       31.24        33.41       37.82       40.46        52.15       64.68
23.45        26.00       27.57       30.93        34.49       36.49       41.23        53.36       63.03
24.94        25.29       27.53       32.18        34.61       37.25       42.12        53.55       65.04
25.99        26.71       28.78       32.30        35.21       37.86       43.28        54.32       68.76
26.36        26.28       27.83       31.63        35.45       37.24       43.79        54.83       71.62
28.43        25.86       28.59       32.53        35.37       38.06       45.04        53.05       75.77
29.14        23.66       28.55       31.63        36.58       39.62       45.65        54.50       73.09
28.65        22.03       28.44       31.94        36.62       38.91       47.15        56.50       76.43
26.73        21.43       28.89       31.67        37.34       39.59       47.03        59.00       74.08
26.48        22.88       27.57       32.49        36.94       38.28       49.31        62.00       75.92
26.64        23.70       30.07       32.80        37.49       38.51       50.49        61.00       78.12

                                 PER SHARE DATA

                                   Per Share
                                   Value with                   Cumulative
Calendar    Net      Dividend      Dividends &                    Change
Year       Asset     & Capital    Capital Gains     Yearly        from
Ending     Value       Gains       Reinvested       Change       8/1/79
--------   -----     ----------   -------------     ------     ----------
1981       $5.41       $1.69         $8.14            -1.3%        +60.6%
1982        5.95         .41          9.73           +19.5         +93.9
1983        7.27         .28         12.45           +28.0        +145.6
1984        6.75         .51         12.48            +0.2        +146.1
1985        7.84         .30         15.11           +21.1        +198.1
1986        7.76         .59         16.07            +6.3        +216.9
1987        5.98        2.62         17.47            +8.8        +244.6
1988        6.97         .41         21.56           +23.4        +325.3
1989        7.52        1.09         26.64           +23.6        +425.4
1990        6.25         .44         23.70           -11.0        +367.5
1991        7.69         .24         30.07           +26.9        +493.1
1992        8.17         .22         32.80            +9.1        +546.9
1993        9.12         .22         37.49           +14.3        +639.4
1994        9.05         .32         38.51            +2.7        +659.6
1995       11.52         .34         50.49           +31.1        +895.8
1996       13.18         .83         61.42           +21.7       +1111.4
1997       15.52        1.24         78.12           +27.2       +1440.8

SECURITY FIRST TRUST
BOND SERIES

      The graph and Per Share Data Table below illustrate the growth in per share value for the period ending December 31, 1997, of one share of the Security First Trust Bond Series purchased on August 1, 1979, at a price of $3.12 assuming that dividends and capital gains were reinvested.

      The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                                  BOND SERIES

Per Share Value with
Dividends and Capital
Gains Reinvested

1989         1990        1991       1992         1993        1994        1995         1996         1997
----         ----       -----       -----        -----       -----       -----        -----       -----
7.65         8.20        8.86        9.88        10.90       11.83       11.47        13.29       13.59
7.59         8.26        8.89        9.88        11.09       11.59       11.71        13.04       13.62
7.65         8.22        8.94        9.82        11.15       11.38       11.77        12.93       13.48
7.75         8.09        9.04        9.88        11.20       11.29       11.92        12.88       13.67
7.89         8.29        9.09       10.03        11.20       11.27       12.34        12.85       13.78
8.09         8.44        9.04       10.19        11.42       11.26       12.43        12.96       13.93
8.21         8.52        9.16       10.49        11.48       11.37       12.38        12.95       14.29
8.15         8.39        9.36       10.57        11.68       11.42       12.53        12.95       14.16
8.19         8.44        9.54       10.70        11.77       11.27       12.63        13.40       14.39
8.33         8.50        9.64       10.59        11.77       11.26       12.83        13.50       14.61
8.37         8.63        9.71       10.57        11.66       11.22       13.01        13.42       14.63
8.39         8.76       10.06       10.70        11.72       11.31       13.21        13.40       14.81

                                 PER SHARE DATA

                                              Per Share
                                              Value with                       Cumulative
Calendar         Net          Dividend        Dividends &                        Change
Year            Asset         & Capital      Capital Gains       Yearly          from
Ending          Value           Gains         Reinvested         Change          8/1/79
-------        -------        ---------      -------------       -------       -----------
1981            $3.28           $ .36             $3.81           +22.9%          +22.1%
1982             3.93            0.00              4.56           +19.8           +46.3
1983             3.79             .31              4.78            +4.7           +53.2
1984             3.87             .28              5.26           +10.1           +68.6
1985             4.15             .33              6.14           +16.8           +96.9
1986             4.38             .30              6.95           +13.2          +122.8
1987             3.83             .66              7.14            +2.8          +128.8
1988             3.77             .28              7.55            +5.7          +142.1
1989             3.89             .30              8.39           +11.1          +168.9
1990             3.52             .54              8.76            +4.4          +180.8
1991             3.79             .25             10.06           +14.8          +222.4
1992             3.80             .23             10.70            +6.4          +242.9
1993             3.94             .22             11.72            +9.5          +275.6
1994             3.58             .22             11.31            -3.5          +262.5
1995             3.94             .24             13.21           +16.8          +323.4
1996             3.82             .24             13.58            +2.8          +335.3
1997             3.95             .21             14.81            +9.1          +374.6

SECURITIES FIRST TRUST
VIRTUS EQUITY SERIES

      The Per Share Data Table below illustrates the growth in per share value for the period ending December 31, 1997, of one share of the Security First Trust Virtus Equity Series purchased on May 19, 1993, at a price of $5.00 assuming that dividends and capital gains were reinvested.

      The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                                 PER SHARE DATA

                                                  Per Share
                                                  Value with                      Cumulative
Calendar         Net             Dividend         Dividends &                       Change
Year            Asset            & Capital       Capital Gains         Yearly       from
Ending          Value              Gains          Reinvested           Change      5/19/93
--------        -----            ---------       --------------        ------     -----------
1993            $5.15              $.03              $5.18              +3.6%        +3.6%
1994             4.78               .05               4.85              -6.3         -3.0
1995             5.91               .21               6.21             +28.0        +24.2
1996             6.45               .55               7.36             +18.5        +47.2
1997             7.63               .72               9.52             +29.3        +90.4

+change from 5-19-93 to 12-31-93

SECURITY FIRST TRUST VIRTUS
U.S. GOVERNMENT INCOME SERIES

      The Per Share Data Table below illustrates the growth in per share value for the period ending December 31, 1997, of one share of the Security First Trust Virtus U.S. Government Income Series purchased on May 19, 1993, at a price of $5.00 assuming the dividends and capital gains were reinvested.

      The results shown should not be considered a representation of the income that may be earned by investing in the Series today. The value of variable annuities funded by shares in this Series will be reduced by any actuarial risk charges.

                                 PER SHARE DATA

                                         Per Share
                                        Value with                     Cumulative
Calendar      Net         Dividend      Dividends &                      Change
Year         Asset        & Capital     Capital Gains     Yearly          from
Ending       Value          Gains       Reinvested        Change         5/19/93
--------     -----        ---------     -------------    --------      ----------
1993         $5.04          $.08           $5.11           2.2%           +2.2%
1994          4.74           .14            4.96          -2.9             -0.8
1995          5.18           .20            5.63         +13.5            +12.6
1996          5.14           .22            5.83          +3.6            +16.6
1997          5.26           .24            6.24          +7.0            +24.8

+change from 5-19-93 to 12-31-93

                              SECURITY FIRST TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                               T. Rowe Price                            Virtus
                                                                                 Growth and            Virtus      U.S. Government
                                                                                   Income              Equity           Income
                                                             Bond Series           Series              Series           Series
                                                           -------------       -------------       -------------     -------------
ASSETS
  Investments at market - Note A and Schedule I:
     Investment securities (cost:
     Bond Series - $12,090,461; Growth
     and Income Series - $173,538,720;
     Equity Series - $42,686,036;
     U.S. Government Income Series - $32,138,726)          $  12,546,810       $ 239,039,677       $  51,490,442     $  32,884,908

  Cash                                                           872,159           1,660,480           1,713,342         1,382,804
  Receivable for securities sold                                 267,550           1,500,000                                 3,530
  Receivable for capital shares purchased                         78,538             101,604
  Interest receivable                                            175,527               4,729               6,568           635,510
  Dividends receivable                                                               288,649              72,801
  Prepaid insurance                                                  240               4,605               1,062               651
                                                           -------------       -------------       -------------     -------------
                                                              13,940,824         242,599,744          53,284,215        34,907,403

LIABILITIES
  Payable for securities purchased                               402,206           1,990,528             567,125
  Payable for capital shares redeemed                                                                     20,638             6,608
  Payable to investment adviser - Note B                           3,773              67,356              29,934            12,434
  Payable for directors' fees                                        380               5,415                 956               324
  Accrued expenses                                                 5,963              41,343               9,979             8,119
                                                           -------------       -------------       -------------     -------------
                                                                 412,322           2,104,642             628,632            27,485

NET ASSETS
  Composed of:
     Capital shares (authorized 100,000,000 shares
     of $.01 par value for each series)                       13,073,623         174,713,579          43,966,744        33,998,839
     Undistributed net investment income                          68,213             280,566              41,624           177,182
     Undistributed net realized loss                             (69,683)                               (157,191)          (42,285)
     Net unrealized appreciation of investments                  456,349          65,500,957           8,804,406           746,182
                                                           -------------       -------------       -------------     -------------
                                      Net assets           $  13,528,502       $ 240,495,102       $  52,655,583     $  34,879,918
                                                           =============       =============       =============     =============

                      Capital shares outstanding               3,373,716          15,631,965           6,864,190         6,550,658

                        Net asset value per share          $        4.01       $       15.38       $        7.67     $        5.32

The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                             STATEMENT OF OPERATIONS
                    FOR THE SIX MONTHS ENDED JANUARY 31, 1998
                                    UNAUDITED

                                                               T. Rowe Price                         Virtus
                                                                Growth and         Virtus       U.S. Government
                                                                   Income          Equity            Income
                                                 Bond Series       Series          Series            Series
                                                 -----------   --------------    -----------    ---------------
INVESTMENT INCOME
   Dividends                                                     $1,942,268      $   416,069
   Interest                                      $  392,914         898,996           49,645       $ 1,016,311
   Miscellaneous income                                                  27               70
                                                 ----------      ----------      -----------       -----------
                                                    392,914       2,841,291          465,784         1,016,311
EXPENSES
   Custodian fees                                     6,963          22,100            8,647             5,327
   Adviser fees - Note B                             20,485         386,532          188,382           122,035
   Management fees - Note B                           8,780         165,656           37,676            24,407
   Printing expenses                                  4,030          40,107            9,142             8,832
   Audit fees                                           667           1,995            2,984               545
   Insurance expenses                                   366           6,967            1,605               986
   Directors' fees and expenses                         596          12,717            3,067             1,679
   Taxes, licenses and fees                              58              58               58                58
   Miscellaneous expenses                                             2,328            3,700             1,872
                                                 ----------      ----------      -----------       -----------
                                                     41,945         638,460          255,261           165,741
   Less: Waiver of management fees                                                      (220)             (206)
         Waiver of adviser fees                                                      (19,577)          (66,227)
                                                 ----------      ----------      -----------       -----------
                                                     41,945         638,460          235,464            99,308
                                                 ----------      ----------      -----------       -----------
                  Net investment income             350,969       2,202,831          230,320           917,003

NET REALIZED AND UNREALIZED GAINS
  (LOSSES)ON INVESTMENTS - Notes A and C
   Net realized gain on sale of investments          69,739       2,460,779        3,026,021             9,601
   Net unrealized appreciation (depreciation)
     of investments during the period               189,394         344,339       (1,831,706)          333,781
                                                 ----------      ----------      -----------       -----------
   Net gain on investments                          259,133       2,805,118        1,194,315           343,382
                                                 ----------      ----------      -----------       -----------
                 Increase in net assets
              resulting from operations          $  610,102      $5,007,949      $ 1,424,635       $ 1,260,385
                                                 ==========      ==========      ===========       ===========


The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE SIX MONTHS ENDED JANUARY 31, 1998
                                    UNAUDITED


                                                                      T. Rowe Price                                Virtus
                                                                        Growth and            Virtus          U.S. Government
                                                                          Income              Equity               Income
                                                    Bond Series           Series              Series               Series
                                                   -------------       -------------       -------------       -------------
Operations:
   Net investment income                           $     350,969       $   2,202,831       $     230,320       $     917,003
   Net realized gain on sale of investments               69,739           2,460,779           3,026,021               9,601
   Net unrealized appreciation (depreciation)
     of investments during the period                    189,394             344,339          (1,831,706)            333,781
                                                   -------------       -------------       -------------       -------------
                  Increase in net assets
               resulting from operations                 610,102           5,007,949           1,424,635           1,260,385

Distributions to shareowners from:
   Net investment income                                (647,867)         (4,191,181)           (482,528)         (1,507,408)
   Net realized gains                                                    (13,443,002)         (4,086,984)

Capital share transactions - Note D:
   Reinvestment of net investment income
     distributed                                         647,867           4,191,181             482,528           1,507,408
   Reinvestment of net realized gains
     distributed                                                          13,443,002           4,086,984
   Sales of capital shares                             3,179,711          33,340,160           5,963,450           5,856,943
   Redemptions of capital shares                        (896,031)         (2,556,105)         (2,303,971)         (1,126,870)
                                                   -------------       -------------       -------------       -------------
             Increase in net assets from
              capital share transactions               2,931,547          48,418,238           8,228,991           6,237,481
                                                   -------------       -------------       -------------       -------------
            Total increase in net assets               2,893,782          35,792,004           5,084,114           5,990,458

Net Assets:
   Beginning of period                                10,634,720         204,703,098          47,571,469          28,889,460
                                                   -------------       -------------       -------------       -------------
   End of period (including undistributed net
     investment income: Bond Series -
     $68,213; Growth and Income
     Series - $280,566; Equity
     Series - $41,624; U.S. Government
     Income Series - $177,182)                     $  13,528,502       $ 240,495,102       $  52,655,583       $  34,879,918
                                                   =============       =============       =============       =============


The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEAR ENDED JULY 31, 1997
                                    UNAUDITED

                                                                     T. Rowe Price                               Virtus
                                                                     Growth and             Virtus          U.S. Government
                                                                        Income              Equity               Income
                                                  Bond Series           Series              Series               Series
                                                 -------------       -------------       -------------       -------------
Operations:
   Net investment income                         $     623,673       $   3,650,955       $     486,025       $   1,170,007
   Net realized gain on sale of investments             94,297          12,767,189           1,259,322              54,633
   Net unrealized appreciation of
     investments during the year                       226,803          38,374,380          11,009,490             508,296
                                                 -------------       -------------       -------------       -------------
                  Increase in net assets
                resulting from operations              944,773          54,792,524          12,754,837           1,732,936

Distributions to shareowners from:
   Net investment income                              (584,627)         (2,941,810)           (439,597)           (779,578)
   Net realized gains                                                   (5,408,660)         (1,801,912)

Capital share transactions - Note D:
   Reinvestment of net investment income
     distributed                                       584,627           2,941,810             439,597             779,578
   Reinvestment of net realized gains
     distributed                                                         5,408,660           1,801,912
   Sales of capital shares                           2,732,192          45,115,260          15,570,582          13,139,907
   Redemptions of capital shares                    (2,023,610)         (7,757,579)         (1,455,726)           (872,207)
                                                 -------------       -------------       -------------       -------------
             Increase in net assets from
               capital share transactions            1,293,209          45,708,151          16,356,365          13,047,278
                                                 -------------       -------------       -------------       -------------
            Total increase in net assets             1,653,355          92,150,205          26,869,693          14,000,636

Net Assets:
   Beginning of year                                 8,981,365         112,552,893          20,701,776          14,888,824
                                                 -------------       -------------       -------------       -------------
   End of year (including undistributed net
     investment income: Bond Series -
     $365,111; Growth and Income
     Series - $2,268,916; Equity
     Series - $293,831; U.S. Government
     Income Series - $767,587)                   $  10,634,720       $ 204,703,098       $  47,571,469       $  28,889,460
                                                 =============       =============       =============       =============


The accompanying notes are an integral part of these financial statements.

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                                  BOND SERIES
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 1998
                                   UNAUDITED


                                                                    Percentage
                                                                     of Market
                                                                      Value of                 Market
Fixed Maturities                                                     Portfolio  Principal      Value
----------------                                                     ---------  ---------    ----------
CORPORATE NOTES                                                        39.0%

Aerospace & Defense:                                                    2.2%
    Boeing Co., 8.75%, 08/15/21                                                  $ 50,000     $ 63,125
    Raytheon Co., 6.75%, 08/15/07                                                 200,000      207,000
                                                                                              --------
                                                                                               270,125

Automobiles & Related:                                                  3.1%
    Ford Motor Credit,   9.50%, 04/15/00                                           50,000       53,875
    GMAC Corporate Bond, 9.63%, 12/15/01                                          100,000      112,625
    Mark IV Industries, Inc., 7.75%, 04/01/06                                     120,000      122,850
    United Auto Group, 11.00%, 07/15/07                                           120,000      105,750
                                                                                              --------
                                                                                               395,100

Banking:                                                                4.5%
    Banc One Corp., 7.75%, 07/15/25                                               300,000      336,750
    HSBC Fin Nederland Bank, 7.40%, 04/15/03                                      100,000      105,000
    National Australia Bank, 9.70%,10/15/98                                       125,000      128,281
                                                                                              --------
                                                                                               570,031

Building Materials & Garden Supplies:                                   1.8%
    American Standard, Inc.,10.88%, 05/15/99                                       60,000       63,450
    Congoleum Corp.,  9.00%, 02/01/01                                              60,000       60,825
    NBTY, Inc.,  8.63%, 09/15/07                                                  100,000      102,500
                                                                                              --------
                                                                                               226,775

Computer & Office Equipment:                                            3.1%
    Hydrochem Industrial Service, Inc., 10.375%, 08/01/07                          85,000       89,356
    Ikon Office Solutions,  7.3%, 11/01/27                                        215,000      229,513
    Printpack, Inc.,  10.625%, 08/15/06                                            60,000       65,175
                                                                                              --------
                                                                                                384,044

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                                  BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                   UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of                 Market
Fixed Maturities                                                     Portfolio  Principal      Value
----------------                                                     ---------  ---------    ----------
CORPORATE NOTES (CONTINUED)

Electric and Electronic Equipment:                                      1.8%
     General Electric Capital, 9.38%, 10/06/98                                   $125,000     $127,939
     Honeywell, Inc., 6.60%, 04/15/01                                             100,000      102,500
                                                                                              --------
                                                                                               230,439

Electric Utilities:                                                     1.6%
     National Rural Utilities, 6.50%, 09/15/02                                    100,000      102,625
     Public Service Electric & Gas Co., 6.25%, 01/01/07                           100,000      101,250
                                                                                              --------
                                                                                               203,875

Finance & Credit:                                                       4.8%
     Chase Mortgage Securities, 6.60%, 12/19/29                                   110,000      110,740
     Commercial Credit Group, 9.60%, 05/15/99                                      50,000       52,342
     Margaretten Financial, 6.75%, 06/15/00                                       100,000      101,875
     Standard Credit Card, 7.25%, 04/07/08                                        100,000      108,115
     UCFC Trust, 6.48%, 05/15/12                                                  230,000      231,527
                                                                                              --------
                                                                                               604,599

Food & Beverages:                                                       1.7%
     Ameriserve Food Co., 10.125%, 07/15/07                                        85,000       91,800
     Doskocil Manufacturing Inc., 10.125%, 09/15/07                                60,000       63,000
     Southern Foods Group, 9.875%, 09/01/07                                        60,000       63,900
                                                                                              --------
                                                                                               218,700

Forest Products:                                                        1.5%
     Noranda Forest, Inc., 7.50%, 07/15/03                                        100,000      106,250
     Stone Container Corp., 12.25%, 04/01/02                                       80,000       82,500
                                                                                              --------
                                                                                               188,750

Insurance Carriers:                                                     0.8%
     Prudential Insurance Co. America, 6.88%, 04/15/03                            100,000      103,125

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of                 Market
Fixed Maturities                                                     Portfolio  Principal      Value
----------------                                                     ---------  ---------    ----------
CORPORATE NOTES (CONTINUED)

Media & Communications:                                                 1.1%
     Heritage Media Corp., 8.75%, 02/15/06                                        $130,000    $139,263

Miscellaneous Consumer Products:                                        3.9%
     French Fragrances, Inc., 10.375%, 05/15/07                                     60,000      64,200
     Kevco, Inc., 10.375%, 12/01/07                                                120,000     123,900
     Motors & Gears, Inc., 10.75%, 10/15/06                                         60,000      65,500
     Playtex Products, Inc., 8.875%, 07/15/04                                       85,000      88,507
     Revlon Worldwide Parent, 0.00%, 03/15/01                                      120,000      88,800
     S C International Services, Inc., 9.25%, 09/01/07                              60,000      63,150
                                                                                              --------
                                                                                               494,057

Oil and Gas Extraction:                                                 0.8%
     Quaker State Corp., 6.63%, 10/15/05                                           100,000     102,500

Security, Commodity Brokers & Services:                                 3.5%
     Lehman Brothers, 8.50%, 05/01/07                                              100,000     114,125
     Smith Barney, Inc., 7.38%, 05/15/07                                           300,000     322,875
                                                                                              --------
                                                                                               437,000

Telephone Communication:                                                1.1%
     GTE Corp., 8.85%, 03/01/98                                                     50,000      50,106
     U.S. West Communications, 7.50%, 06/15/23                                      80,000      82,400
                                                                                              --------
                                                                                               132,506

Textile Mill Products:                                                  1.0%
     GFSI, Inc., 9.625%, 03/01/07                                                   60,000      62,850
     Polymer Group, Inc., 9.00%, 07/01/07                                           60,000      62,175
                                                                                              --------
                                                                                               125,025

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of                 Market
Fixed Maturities                                                     Portfolio  Principal      Value
----------------                                                     ---------  ---------    ----------
CORPORATE NOTES (CONTINUED)

Transportation:                                                          0.5%
     Newport News Shipbuilding, Inc., 9.25%, 12/01/06                            $ 60,000   $   64,500
                                                                                            ----------
                                TOTAL CORPORATE NOTES
                                     (COST  $4,725,566)                                      4,890,414

FEDERAL AGENCIES                                                        28.0%

Federal Home Loan Bank:                                                  1.6%
     5.50%, 01/10/01                                                              200,000      199,828

Federal Home Loan Mortgage Corp.:                                        2.2%
     7.13%, 07/21/99                                                              235,000      240,311
     9.00%, 01/01/17                                                                3,426        3,666
     9.50%, 04/01/19                                                               27,289       29,251
     9.00%, 06/01/19                                                               14,060       15,045
                                                                                            ----------
                                                                                               288,273

Federal National Mortgage Assn.:                                         4.4%
     8.35%, 11/10/99                                                              175,000      183,045
     7.50%, 08/25/21                                                                9,069        9,224
     6.92%, 03/19/07                                                               75,000       80,772
     6.21%, 11/07/07                                                               55,000       56,491
     6.75%, 12/10/07                                                              225,000      228,621
                                                                                            ----------
                                                                                               558,153

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of                 Market
Fixed Maturities                                                     Portfolio  Principal      Value
----------------                                                     ---------  ---------    ----------
FEDERAL AGENCIES (CONTINUED)

Government National Mortgage Assn.:                                     19.7%

     7.50%, 10/15/23                                                             $223,523     $230,368
     7.50%, 06/15/23                                                              131,696      135,729
     7.00%, 01/15/24                                                              166,666      169,269
     7.00%, 03/15/24                                                              155,145      157,568
     7.00%, 02/15/26                                                              733,326      744,780
     9.50%, 01/15/25                                                               51,617       56,085
     9.50%, 05/15/25                                                               31,922       34,685
     9.00%, 04/15/09                                                                4,085        4,359
     9.00%, 05/15/09                                                               19,162       20,449
     9.00%, 05/15/09                                                                6,544        6,983
     9.00%, 05/15/09                                                                7,268        7,757
     9.00%, 05/15/09                                                                3,938        4,202
     9.00%, 05/15/09                                                                3,421        3,651
     9.00%, 05/15/09                                                               17,307       18,470
     11.25%, 07/15/13                                                               1,570        1,756
     10.00%, 08/15/16                                                              16,519       18,063
     10.00%, 06/15/17                                                              27,676       30,590
     10.00%, 11/15/17                                                              27,049       29,577
     11.50%, 11/15/15                                                              58,003       65,906
     10.00%, 03/15/20                                                              36,287       39,336
     11.50%, 02/15/18                                                               8,750        9,942
     10.00%, 03/15/19                                                              51,533       56,347
     11.25%, 09/15/15                                                              82,221       91,984
     9.25%, 05/15/20                                                               30,482       32,740
     9.25%, 07/15/17                                                               57,267       61,509
     9.25%, 01/15/20                                                               31,539       33,875
     9.25%, 9/15/21                                                                26,395       28,350
     9.25%, 06/15/21                                                               63,399       68,095
     9.25%, 04/15/21                                                               74,256       79,756
     9.25%, 07/15/21                                                               42,138       45,259

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of                 Market
Fixed Maturities                                                     Portfolio  Principal      Value
----------------                                                     ---------  ---------    ----------
FEDERAL AGENCIES (CONTINUED)

    9.25%, 05/15/21                                                              $ 89,970  $    96,634
    7.00%, 08/15/23                                                                92,252       93,693
                                                                                           -----------
                                                                                             2,477,767
                                            TOTAL FEDERAL AGENCIES
                                                 (COST $ 3,430,267)                          3,524,021

U.S. GOVERNMENT OBLIGATIONS                                             26.7%
U.S. Treasury Bonds:                                                     7.1%
    8.75%, 08/15/20                                                               100,000      135,426
    8.00%, 11/15/21                                                               150,000      189,750
    7.25%, 08/15/22                                                               250,000      293,457
    6.875%, 08/15/25                                                              235,000      266,694
                                                                                           -----------
                                                                                               885,327

U.S. Treasury Notes:                                                    19.6%
    3.375%, 01/15/07                                                              250,000      244,605
    6.63%, 04/30/02                                                               575,000      600,886
    6.38%, 05/15/99                                                               395,000      425,143
    7.75%, 11/30/99                                                                15,000       15,622
    7.75%, 12/31/99                                                               165,000      172,130
    5.625%, 11/30/00                                                              330,000      332,234
    7.00%, 07/15/06                                                               100,000      109,532
    6.50%, 10/15/06                                                               525,000      558,312
                                                                                           -----------
                                                                                             2,458,464

                                  TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                  (COST $3,146,044)                          3,343,791
                                                                                           -----------
                                             TOTAL FIXED MATURITIES
                                                 (COST $11,301,877)                         11,758,226

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                                   BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of                Market
Short-Term Investments                                               Portfolio  Principal     Value
----------------------                                               ---------  ---------  ----------
SHORT-TERM INVESTMENTS                                                  6.3%

Federal Home Loan Mortgage Corp.:                                       6.3%
     5.37%, 02/12/98                                                             $790,000  $   788,584
                                                                                           -----------

                                       TOTAL SHORT-TERM INVESTMENTS
                                                    (COST $788,584)                            788,584
                                                                                           -----------
                                                  TOTAL INVESTMENTS
                                                (COST $12,090,461)    100.0%                12,546,810

Other assets less liabilities                                                                  981,692
                                                                                           -----------
                                                         NET ASSETS                        $13,528,502
                                                                                           ===========

The accompanying notes are an integral part of these financial statements.

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 1998
                                    UNAUDITED

                                             Percentage
                                              of Market
                                               Value of    No. of      Market
Equity Securities                             Portfolio    Shares      Value
-----------------                             ---------   --------   ----------
CAPITAL EQUIPMENT                                 4.3%

Electrical  Equipment:                            3.5%
     General Electric Co.                                   50,000  $ 3,875,000
     Honeywell, Inc.                                        30,000    2,101,875
     Hubbell, Inc. Class B                                  40,000    2,002,500
     CBS  Corp.                                             75,000    2,245,312
                                                                    -----------
                                                                     10,224,687

Machinery:                                        0.8%
     Pall Corp.                                            100,000    1,993,750

CONSUMER CYCLICALS                                0.8%
Automobiles & Related:                            0.8%
     Genuine Parts Co.                                      60,000    1,991,250

CONSUMER NONDURABLES                             23.3%
Food & Beverages:                                 6.5%
     Anheuser-Busch Company, Inc.                           50,000    2,246,875
     Best Foods                                             12,000    1,170,000
     Corn Products International, Inc.*                      3,000       90,000
     General Mills, Inc.                                    25,000    1,860,938
     Int'l. Flavors & Fragrance                             50,000    2,112,500
     McCormick & Co.                                        75,000    2,189,062
     Pepsico, Inc.                                          50,000    1,806,250
     Quaker Oats Company                                    30,000    1,612,500
     Ralston-Ralston Purina Group                           20,000    1,877,500
                                                                    -----------
                                                                     14,965,625

*Non-income producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 1998
                                    UNAUDITED

                                             Percentage
                                              of Market
                                               Value of   No. of       Market
Equity Securities                             Portfolio   Shares       Value
-----------------                             ---------  ---------  ----------
CONSUMER NONDURABLES (CONTINUED)

Health Services:                                  1.9%
     Baxter International, Inc.                             30,000  $ 1,670,625
     United States Surgical Corp.                          100,000    2,856,250
                                                                    -----------
                                                                      4,526,875

Miscellaneous Consumer Products:                  7.2%
     Black & Decker Corp.                                   50,000    2,400,000
     Colgate Palmolive Co.                                  30,000    2,197,500
     Corporate Express, Inc.                               150,000    1,326,562
     Eastman Kodak                                          40,000    1,581,562
     Fortune Brands, Inc.                                   25,000      965,250
     Philip Morris Companies, Inc.                          60,000    2,490,000
     Owens Corning Fiber                                    70,000    1,946,875
     UST, Inc.                                              75,000    2,587,500
     Waste Management, Inc.                                 70,000    1,645,000
                                                                    -----------
                                                                     17,140,249

Pharmaceuticals:                                  7.7%
     Abbott Laboratories                                    40,000    2,832,500
     American Home Products                                 30,000    2,863,125
     Amgen*                                                 50,000    2,500,000
     Johnson & Johnson                                      30,000    2,008,125
     Pharmacia-Upjohn, Inc.                                 36,250    1,397,890
     Schering-Plough Corp.                                  40,000    2,895,000
     Smith-Kline Beecham PLC ADR                            60,400    3,812,750
                                                                    -----------
                                                                     18,309,390

*Non-income producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                               Percentage
                                                of Market
                                                 Value of   No. of      Market
Equity Securities                               Portfolio   Shares      Value
-----------------                               ---------  ---------  ----------
CONSUMER SERVICES                                  11.2%

Entertainment & Leisure:                            1.6%
     Hilton Hotels Corp.                                     100,000  $ 2,837,500
     Readers Digest Assn., Inc.                               35,000      896,875
                                                                      -----------
                                                                        3,734,375

General Merchandise Stores:                         6.4%
     Dayton Hudson Corp.                                      45,000    3,237,187
     J.C. Penney, Inc.                                        20,000    1,347,500
     Limited, Inc.                                            75,000    1,987,500
     Neiman-Marcus Group, Inc.*                               75,000    2,540,625
     Toys R Us, Inc.*                                         60,000    1,608,750
     Tupperware Corp.                                         90,000    2,300,625
     Walmart Stores                                           50,000    1,990,625
                                                                      -----------
                                                                       15,012,812

Media & Communications:                             3.2%
     Dun & Bradstreet Corp.                                   40,000    1,275,000
     Knight Ridder, Inc.                                      40,000    2,202,500
     McGraw Hill, Inc.                                        26,000    1,815,125
     Meredith Corp.                                           60,000    2,351,250
                                                                      -----------
                                                                        7,643,875

ENERGY                                              7.6%

Oil And Gas Extraction:                             7.6%
     Amerada Hess Corp.                                       44,600    2,439,062
     Atlantic Richfield Co.                                   24,000    1,785,000
     British Petroleum PLC                                    30,000    2,409,375
     Chevron Corp.                                            20,000    1,495,000
     Exxon Corp.                                              36,000    2,135,250
     Mobil Corp.                                              16,000    1,096,000


*Non-income producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of    No. of     Market
Equity Securities                                                    Portfolio    Shares      Value
-----------------                                                    ---------  ---------  ----------
ENERGY (CONTINUED)
     Occidental Petroleum Corp.                                                    80,000  $ 2,040,000
     Royal Dutch Petroleum Co. ADR                                                 40,000    2,050,000
     Texaco, Inc.                                                                  30,600    1,596,937
     Unocal Corp.                                                                  25,000      859,375
                                                                                           -----------
                                                                                            17,905,999

FINANCIAL                                                               15.6%

Banking:                                                                 4.2%
     Bankers Trust New York Corp.                                                  20,000    2,088,750
     Chase Manhattan Corp.                                                         15,000    1,607,813
     Mellon Bank Corp.                                                             50,000    3,018,750
     National City Corp.                                                           20,000    1,203,750
     Wells Fargo & Co.                                                              6,666    2,059,794
                                                                                           -----------
                                                                                             9,978,857

Federal Agencies:                                                        1.1%
     Federal Home Loan Mortgage Corp.                                              60,000    2,670,000

Financial Services:                                                      5.8%
     American Express Co.                                                          52,000    4,351,750
     H&R Block, Inc.                                                               50,000    2,193,750
     J.P. Morgan & Co., Inc.                                                       15,000    1,517,813
     Mercury Finance Co.*                                                          96,800       66,550
     Travelers Group, Inc.                                                        110,365    5,469,966
                                                                                           -----------
                                                                                            13,599,829

*Non-income producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of    No. of     Market
Equity Securities                                                    Portfolio    Shares      Value
-----------------                                                    ---------  ---------  ----------
FINANCIAL (CONTINUED)

Insurance Carriers:                                                      4.5%
     Loews Corp.                                                                   25,000  $ 2,496,875
     St. Paul Companies, Inc.                                                      30,000    2,610,937
     Travelers Aetna P&C                                                           40,000    1,670,000
     U S F & G Corp.                                                               80,000    1,910,000
     Willis Corroon Group PLC Sponsored ADR                                       175,000    1,979,688
                                                                                           -----------
                                                                                            10,667,500

PROCESS INDUSTRIES                                                       8.7%

Chemicals And Allied Products:                                           4.8%
     Corning, Inc.                                                                 45,000    1,538,437
     Dow Chemical Co.                                                              30,000    2,700,000
     Dupont Co.                                                                    34,000    1,925,250
     Great Lakes Chemical Corp.                                                    50,000    2,184,375
     Imperial Chemical ADR                                                         30,000    1,826,250
     Minnesota Mining & Manufacturing Co.                                          13,000    1,085,500
                                                                                           -----------
                                                                                            11,259,812

Forest Products:                                                         0.9%
     Georgia Pacific Corp.                                                         18,000      992,250
     Georgia Pacific (Timber Group)                                                18,000      418,500
     Weyerhaeuser Co.                                                              15,000      747,188
                                                                                           -----------
                                                                                             2,157,938

Metal Mining:                                                            2.3%
     Inco Ltd.                                                                    100,000    1,775,000
     Newmont Mining Corp.                                                          75,000    2,137,500
     Reynolds Metals Co.                                                           25,000    1,576,563
                                                                                           -----------
                                                                                             5,489,063

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of    No. of     Market
Equity Securities                                                    Portfolio    Shares      Value
-----------------                                                    ---------  ---------  ----------
PROCESS INDUSTRIES (CONTINUED)

Paper and Allied Products:                                              0.7%
     International Paper Co.                                                       25,000  $ 1,142,188
     Union Camp Corp.                                                              15,000      857,813
                                                                                           -----------
                                                                                             2,000,001

TECHNOLOGY                                                              2.5%

Computer and Office Equipment:                                          2.5%
     First Data Corp.                                                             100,000    3,062,500
     Intuit*                                                                       75,000    2,803,125
                                                                                           -----------
                                                                                             5,865,625

TRANSPORTATION                                                          5.9%

Aerospace and Defense:                                                  3.0%
     Allied Signal, Inc.                                                           75,000    2,920,313
     Olin Corp.                                                                    35,900    1,546,700
     Raytheon Co., CL B                                                            50,000    2,600,250
                                                                                           -----------
                                                                                             7,067,263

Railroad Transportation:                                                2.9%
     Burlington Northern Santa Fe                                                  25,000    2,168,750
     Norfolk Southern Corp.                                                        90,000    2,840,625
     Union Pacific Corp.                                                           30,000    1,800,000
                                                                                           -----------
                                                                                             6,809,375

UTILITIES                                                               6.8%
Telephone Communication:                                                3.7%
     AT&T Co.                                                                      60,000    3,757,500
     Frontier Corp.                                                                70,000    1,824,375
     GTE Corp.                                                                     40,000    2,180,000
     Southern New England Telecom Corp.                                            17,000    1,107,125
                                                                                           -----------
                                                                                             8,869,000

*Non-income producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                     T. ROWE PRICE GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of       No. of        Market
Equity Securities                                                    Portfolio       Shares        Value
-----------------                                                    ---------     ---------    ----------
UTILITIES (CONTINUED)

Utility Holding Companies:                                               3.1%

     Edison International                                                            50,000     $ 1,343,750
     Entergy Corp.                                                                   22,000         629,750
     GPU                                                                             16,000         629,000
     Peco Energy Co.                                                                 50,000         946,875
     Pacificorp                                                                      70,000       1,623,125
     Unicom Corp.                                                                    75,000       2,325,000
                                                                                               ------------
                                                                                                  7,497,500
                                                                                               ------------
                                          TOTAL EQUITY SECURITIES
                                              (COST $141,879,693)                              207,380,650

                                                                    Percentage
                                                                     of Market
                                                                      Value of                     Market
                                                                     Portfolio     Principal       Value
                                                                     ---------     ---------    ----------
SHORT-TERM INVESTMENTS

Commercial Paper:                                                       13.3%
     Abbott Laboratories Corp., 5.44%, 02/18/98                                  10,000,000       9,972,759
     General Motors Acceptance Corp., 5.50%, 03/02/98                             2,000,000       1,990,832
     International Lease Finance., 5.51%, 02/13/98                                4,500,000       4,490,769
     Caisse Des Depots., 5.50%, 02/23/98                                          4,000,000       3,985,936
     Preferred Receivables Fund., 5.48%, 02/11/98                                 3,240,000       3,234,557
     Rio Tinto America, Inc., 5.47%, 02/13/98                                     8,000,000       7,984,174
                                                                                               ------------
                                     TOTAL SHORT-TERM INVESTMENTS
                                                (COST $31,659,027)                               31,659,027
                                                TOTAL INVESTMENTS
                                               (COST $173,538,720)     100.0%                   239,039,677

Other assets less liabilities                                                                    1,455,425
                                                                                               ------------
                                                       NET ASSETS                              $240,495,102
                                                                                               ============


The accompanying notes are an integral part of these statements.

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of      No. of        Market
Equity Securities                                                    Portfolio      Shares        Value
-----------------                                                    ---------     ---------    ----------
CAPITAL EQUIPMENT                                                        8.1%

Electrical Equipment:                                                    6.8%
     Amp, Inc.                                                                        3,500    $    140,000
     Applied Materials, Inc.*                                                         6,000         196,875
     General Electric Co.                                                            17,100       1,325,250
     Grainger W.W. Inc.                                                               3,500         336,875
     Harris Corp.                                                                     7,400         352,425
     Proctor & Gamble Co.                                                            10,200         799,425
     Tandy Corp.                                                                      5,600         217,000
     Whirlpool Corp.                                                                  2,300         132,969
                                                                                               ------------
                                                                                                  3,500,819

Machinery:                                                               1.3%
     Caterpillar, Inc.                                                                8,600         412,800
     Cooper Industries, Inc.                                                          2,700         143,269
     Cummins Engine, Inc.                                                             2,300         123,050
                                                                                               ------------
                                                                                                    679,119

CONSUMER NONDURABLES                                                    19.7%

Food & Beverages:                                                        3.1%
     Best Foods                                                                       1,600         156,000
     Coca Cola                                                                       15,500       1,003,625
     Corn Products International, Inc.                                                  400          12,800
     Kellogg Co.                                                                      5,400         249,413
     Seagram Ltd.                                                                     4,500         153,562
                                                                                               ------------
                                                                                                  1,575,400


*Non-income producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                            Percentage
                                                             of Market
                                                              Value of      No. of        Market
Equity Securities                                            Portfolio      Shares         Value
-----------------                                           -----------    --------    ------------
CONSUMER NONDURABLES (CONTINUED)

Health Services:                                               1.8%
     Baxter International, Inc.                                             4,300       $ 239,456
     Boston Scientific Corp.                                                2,800         142,100
     Columbia/HCA Healthcare                                                8,000         200,000
     Medtronic Inc.                                                         6,600         337,013
                                                                                        ---------
                                                                                          918,569

Miscellaneous Consumer Products:                               4.3%
     Browning Ferris Industries                                             6,800         235,025
     Gillette Co.                                                           4,400         434,500
     Phillip Morris Companies Inc.                                         13,200         547,800
     Unilever N. V.                                                        17,600       1,004,300
                                                                                        ---------
                                                                                        2,221,625

Pharmaceuticals:                                              10.5%
     Abbot Laboratories                                                     6,000         424,875
     American Home Products Co.                                             5,800         553,538
     Amgen*                                                                 2,800         140,000
     Bristol Myers Squibb Co.                                               8,300         827,406
     Johnson & Johnson                                                      8,900         595,744
     Eli Lilly & Co.                                                       12,400         837,000
     Pfizer Inc.                                                            9,600         786,600
     Pharmacia-Upjohn, Inc.                                                 5,900         226,781
     Schering Plough Corp.                                                  5,900         427,012
     Warner Lambert & Co.                                                   3,800         571,900
                                                                                        ---------
                                                                                        5,390,856

*Non-income producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of      No. of        Market
Equity Securities                                                    Portfolio      Shares        Value
-----------------                                                   -----------    ---------    -----------
CONSUMER CYCLICALS                                                      2.2%
Automobiles & Related:                                                  2.2%

     Chrysler Corp.                                                                   8,200      $  285,463
     Ford Motor Co.                                                                  12,800         652,800
     Goodyear Tire And Rubber                                                         3,400         212,925
                                                                                                 ----------
                                                                                                  1,151,188

CONSUMER SERVICES                                                       8.5%

Entertainment & Leisure:                                                0.7%
     ITT Corp. New                                                                    3,700         296,000

General Merchandise Stores:                                             4.3%
     CVS Corp.                                                                        2,600         170,463
     Federated Department Stores*                                                     4,200         177,975
     May Dept. Stores Co.                                                             4,600         241,788
     Nordstrom, Inc.                                                                  3,500         178,063
     J.C. Penney, Inc.                                                                4,700         316,663
     Pitney Bowes, Inc.                                                               3,800         174,325
     Sears Roebuck & Co.                                                              6,300         290,192
     V.F. Corp.                                                                       6,800         290,700
     Walmart Stores                                                                   7,600         303,050
                                                                                                 ----------
                                                                                                  2,143,219

Building Materials & Garden Supplies:                                   0.8%
     Armstrong World Industries                                                       2,600         185,250
     Home Depot, Inc.                                                                 4,000         241,250
                                                                                                 ----------
                                                                                                    426,500

Media & Communications:                                                 2.7%
     Walt Disney Co.                                                                  7,600         809,875
     Time Warner, Inc.                                                                5,500         353,031
     Viacom, Inc.*                                                                    5,600         233,800
                                                                                                 ----------
                                                                                                  1,396,706


*Non-income producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of      No. of        Market
Equity Securities                                                    Portfolio      Shares        Value
-----------------                                                   -----------    ---------   ------------
ENERGY                                                                  8.1%

Oil And Gas Extraction:                                                 8.1%
     Chevron Corp.                                                                    6,400       $  478,800
     Diamond Offshore Drilling Inc.                                                   9,000          402,188
     Exxon Corp.                                                                     21,100        1,251,494
     Mobil Corp.                                                                      7,400          504,125
     Phillips Petroleum Co.                                                           2,900          127,600
     Royal Dutch Petroleum Co. ADR                                                   21,300        1,091,625
     Texaco, Inc.                                                                     2,800          145,774
                                                                                                  ----------
                                                                                                   4,001,606

FINANCIAL                                                               21.2%

Banking:                                                                12.1%
     Banc One Corp.                                                                   4,500         251,438
     Bank Of New York, Inc.                                                           4,400         238,425
     Bankamerica Corp.                                                                7,700         547,181
     Bank of Boston Corp.                                                             7,000         626,500
     Chase Manhattan Corp.                                                            1,300         139,344
     Citicorp                                                                         2,900         345,100
     Comerica, Inc.                                                                   2,100         198,188
     Fifth Third Bancorp                                                              3,150         240,188
     First Chicago Corp.                                                              3,600         268,650
     First Union Corp.                                                                8,600         413,338
     Household International, Inc.                                                    2,100         261,450
     Key Corp.                                                                        2,700         175,500
     Mellon Bank Corp.                                                                4,000         241,500
     National City Corp.                                                              2,800         168,525
     Nationsbank Corp.                                                               11,662         699,720
     Norwest Corp.                                                                    5,600         204,400
     PNC Bank Corp.                                                                   3,900         201,094
     Summit Bancorp                                                                   9,000         450,000

*Non-income producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of       No. of       Market
Equity Securities                                                    Portfolio       Shares       Value
-----------------                                                   -----------    ---------   ------------
FINANCIAL (CONTINUED)

     Wachovia Corp.                                                                   2,300      $  178,823
     Wells Fargo & Co.                                                                1,100         339,900
                                                                                                 ----------
                                                                                                  6,189,264

Federal Agencies:                                                       1.1%
     Federal Home Loan Mortgage Corp.                                                12,400         551,800

Financial Services:                                                     3.5%
     American Express Co.                                                             6,200         518,863
     Fleet Financial Group                                                           10,700         766,388
     Travelers Group, Inc.                                                           10,350         512,324
                                                                                                 ----------
                                                                                                  1,797,575

Insurance Carriers:                                                     3.3%
     Aetna, Inc.                                                                      2,900         213,150
     Allstate Corp.                                                                   5,700         238,950
     American General Corp.                                                           3,400         191,675
     American International Group                                                     2,700         297,844
     Cigna Corp.                                                                        700         118,694
     Chubb Corp.                                                                      2,500         189,844
     General Re Corp.                                                                 1,600         333,000
     Lincoln National Corp.                                                           1,800         136,238
     Loews Corp.                                                                      2,200         219,586
     MBIA, Inc.                                                                       3,000         194,250
     Transamerica Corp.                                                               2,000         205,500
                                                                                                 ----------
                                                                                                  2,338,731

Investment Dealers:                                                     1.2%
     Merrill Lynch & Co, Inc.                                                         4,300         271,438
     Morgan Stanley Dean Witter                                                       9,185         536,174
                                                                                                 ----------
                                                                                                    807,612

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of       No. of       Market
Equity Securities                                                    Portfolio       Shares       Value
-----------------                                                   -----------    ---------   ------------
PROCESS INDUSTRIES                                                      4.7%

Chemicals and Allied Products:                                          2.8%

     Air Products & Chemical                                                          5,100      $  408,319
     Dow Chemical Co.                                                                 6,400         576,000
     Dupont Co.                                                                       4,400         249,150
     Minnesota Mining & Manufacturing Co.                                             2,500         208,750
                                                                                                 ----------
                                                                                                  1,442,219

Forest Products:                                                        0.3%
     Weyerhaeuser Co.                                                                 2,900         144,456

Metal Mining:                                                           0.6%
     Alcan Aluminum Ltd.                                                              5,000         147,188
     USX-Marathon Group                                                               5,300         177,881
                                                                                                 ----------
                                                                                                    325,069

Paper And Allied Products:                                              1.0%
     International Paper Co.                                                          4,100         187,319
     Union Camp Corp.                                                                 2,300         131,531
     Willamette Industries, Inc.                                                      6,200         207,700
                                                                                                 ----------
                                                                                                    526,550

TECHNOLOGY                                                             10.4%

Computer & Office Equipment:                                           10.4%
     Cisco System Inc.*                                                               8,700         548,644
     Compaq Computer Corp.                                                           10,800         324,675
     Computer Association International Inc.                                          6,750         359,016
     Dell Computer Corp.*                                                             3,200         318,200
     Digital Equipment Corp.*                                                         3,800         214,938
     Intel Corp.                                                                     10,500         850,500
     International Business Machines Corp.                                            9,900         977,006

*Non-income producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of       No. of       Market
Equity Securities                                                    Portfolio       Shares       Value
-----------------                                                   -----------    ---------   ------------
TECHNOLOGY (CONTINUED)
     Micron Technologies                                                              3,200      $  110,800
     Oracle Corp.*                                                                    8,600         199,950
     Parametric Technology*                                                           3,300         167,475
     Texas Instruments                                                                5,200         284,050
     3 Com Corp.*                                                                     2,800          92,575
     Xerox Corp.                                                                      5,900         474,212
                                                                                                 ----------
                                                                                                  4,922,041

TRANSPORTATION                                                          5.5%

Aerospace & Defense:                                                    3.2%
     Allied Signal, Inc.                                                              4,600         444,613
     Lockheed Martin Corp.                                                            3,100         322,594
     Raytheon Co.                                                                     3,300         172,013
     TRW, Inc.                                                                        3,400         172,975
     Textron, Inc.                                                                    5,100         305,044
     United Technologies Corp.                                                        3,000         244,874
                                                                                                 ----------
                                                                                                  1,662,113

Airline Transportation:                                                 0.8%
     AMR Corporation.*                                                                1,300         164,125
     Delta Air Lines, Inc.                                                            2,100         239,663
                                                                                                 ----------
                                                                                                    403,788

Railroad Transportation:                                                1.5%
     Burlington Northern Santa Fe                                                     2,800         242,900
     CSX Corp.                                                                        2,600         137,800
     Norfolk Southern Corp.                                                           6,600         208,313
     Union Pacific                                                                    2,800         168,000
                                                                                                 ----------
                                                                                                    757,013


*Non-income producing

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                              VIRTUS EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of       No. of       Market
Equity Securities                                                    Portfolio       Shares       Value
-----------------                                                   -----------    ---------   ------------
UTILITIES                                                              11.6%

Telephone Communication:                                                9.8%
     AT&T Co.                                                                        18,100     $ 1,133,513
     Airtouch Communications*                                                         8,400         368,550
     Bell Atlantic Corp.                                                             10,000         925,625
     Bell South Corp.                                                                11,100         672,244
     Lucent Technologies Inc.                                                         5,200         460,200
     MCI Communications Corp.                                                         7,900         366,856
     Sprint Corp.                                                                     5,300         314,688
     U.S. West, Inc.                                                                  6,300         303,188
     U.S. West, Inc. Media Group*                                                     6,300         187,031
     Worldcom Inc.*                                                                   7,900         282,912
                                                                                                -----------
                                                                                                  5,014,807

Utility Holding Companies:                                              1.8%
     Edison International                                                             8,348         224,353
     Duke Power Co.                                                                   6,128         332,061
     PG&E Corp.                                                                       6,500         193,781
     Southern Co.                                                                     6,400         155,600
                                                                                                -----------
                                                                                                    905,795

                                                TOTAL INVESTMENTS
                                                (COST $42,686,036)    100.0%                     51,490,442

Other Assets Less Liabilities                                                                     1,165,141
                                                                                                -----------
                                                       NET ASSETS                               $52,655,583
                                                                                                ===========

*Non-income producing

The accompanying notes are an integral part of these statements.

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                      VIRTUS U.S. GOVERNMENT INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of                    Market
Fixed Maturities                                                     Portfolio     Principal      Value
----------------                                                    -----------    ---------   ------------
U.S. GOVERNMENT OBLIGATIONS                                             51.5%

U.S. Treasury Notes:                                                    51.5%
   5.875%, 01/31/99                                                               1,000,000    $  1,014,820
   5.875%, 02/28/99                                                               2,800,000       2,814,952
   6.625%, 05/15/07                                                               3,750,000       4,036,162
    6.38%, 05/15/99                                                                 800,000         809,872
    6.00%, 08/15/20                                                               1,000,000       1,015,190
    7.75%, 01/31/00                                                               4,200,000       4,390,092
    5.50%, 04/15/00                                                                 160,000         160,609
    6.25%, 08/31/00                                                                 500,000         510,680
    5.63%, 02/28/01                                                                 550,000         554,043
    7.88%, 08/15/01                                                               1,500,000       1,617,510
                                                                                               ------------
                                TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                (COST $16,643,452)                               16,923,930

FEDERAL AGENCIES                                                        48.5%

Federal Farm Credit Bank:                                                6.9%
    6.05%, 04/21/03                                                                 550,000         559,515
    6.94%, 05/19/05                                                                 125,000         133,443
    7.37%, 08/01/06                                                               1,500,000       1,591,020
                                                                                               ------------
                                                                                                  2,283,978

Federal Home Loan Bank:                                                  8.0%
    4.80%, 09/22/98                                                                 350,000         348,414
   5.375%, 02/13/01                                                               1,000,000         995,690
    6.83%, 06/07/01                                                               1,000,000       1,008,550
    8.00%, 08/27/01                                                                 250,000         269,568
                                                                                               ------------
                                                                                                  2,622,222

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                      VIRTUS U.S. GOVERNMENT INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JANUARY 31, 1998
                                    UNAUDITED

                                                                    Percentage
                                                                     of Market
                                                                      Value of                    Market
Fixed Maturities                                                     Portfolio     Principal      Value
----------------                                                    -----------    ---------   ------------
FEDERAL AGENCIES (CONTINUED)
Federal Home Loan Mortgage Corp.:                                       17.7%
   7.00%, 07/15/99                                                                  650,978    $    654,291
   7.36%, 06/05/07                                                                1,500,000       1,587,315
   7.00%, 07/01/07                                                                  142,828         146,353
   7.00%, 09/01/10                                                                  340,364         347,488
   6.50%, 04/11/11                                                                1,560,823       1,573,497
   6.00%, 05/11/11                                                                1,509,270       1,497,467
                                                                                               ------------
                                                                                                  5,806,411

Federal National Mortgage Assn.:                                        10.5%
   6.16%, 04/03/01                                                                1,000,000       1,017,990
   6.00%, 11/01/03                                                                  102,153         102,631
   8.63%, 06/30/04                                                                  150,000         172,752
   6.50%, 03/01/09                                                                  215,866         217,751
   7.00%, 04/01/11                                                                1,573,394       1,604,861
   8.00%, 09/01/25                                                                  341,319         354,436
                                                                                               ------------
                                                                                                  3,470,421

Other Federal Agencies:                                                  5.4%
   Government National Mortgage Assn, 7.50%, 01/15/26                             1,367,786       1,409,668
   Small Business Administration, 6.90%, 08/25/08                                   259,851         264,229
   Student Loan Marketing Assn., 7.50%, 03/08/00                                    100,000         104,049
                                                                                               ------------
                                                                                                  1,777,946
                                           TOTAL FEDERAL AGENCIES
                                                (COST $15,495,274)                               15,960,978
                                                                                               ------------
                                                TOTAL INVESTMENTS
                                               (COST $ 32,138,726)     100.0%                    32,884,908

Other assets less liabilities                                                                     1,995,010
                                                                                               ------------
                                                       NET ASSETS                              $ 34,879,918
                                                                                               ============

The accompanying notes are an integral part of these statements.

SECURITY FIRST TRUST

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1998

NOTE A -- ORGANIZATION OF THE TRUST AND SIGNIFICANT ACCOUNTING POLICIES

Security First Trust (the Trust) was established under Massachusetts law pursuant to a Declaration of Trust dated February 13, 1987, as an unincorporated business trust, a form of organization that is commonly called a Massachusetts Business Trust. The Trust is registered with the Securities and Exchange Commission as a diversified open-end management investment company (mutual fund) under the Investment Company Act of 1940 (1940 Act).

On June 17, 1987, the shareowners of Security First Legal Reserve Fund, Inc. and Security First Variable Life Fund, Inc. (the Funds), each of which was a Maryland corporation registered as an investment company under the 1940 Act, approved Plans of Reorganization and Liquidation and on July 24, 1987, the Funds became Series of the Trust and their shareowners became shareowners of the Bond and the T. Rowe Price Growth and Income Series (the Growth and Income Series), respectively, in a tax-free exchange of shares. The Trust operates as a "series company," as that term is used in Rule 18f-2 under the 1940 Act. Financial information for periods prior to June 17, 1987, reflect the results of the respective funds.

The Declaration of Trust permits the Trustees to issue an unlimited number of shares and to divide such shares into an unlimited number of series, all without shareowner approval. Pursuant to this authority, the Board of Trustees of Security First Trust established the Value Equity Series and the U.S. Government Income Series on January 11, 1993, which commenced operations May 19, 1993.

On February 27, 1997 the Board of Trustees unanimously approved the name change of the T. Rowe Price Bond Series to the Bond Series.

The following is a summary of significant accounting policies followed by the
Trust:

FEDERAL INCOME TAXES -- Each series of the Trust has elected to qualify as a "Regulated Investment Company." No provision for federal income taxes is necessary because each series intends to maintain its qualification as a "Regulated Investment Company" under the Internal Revenue Code and distribute each year substantially all of its net income and realized capital gains to its shareowners. Income and gains to be distributed are determined as of December 31, because the Trust reports for tax purposes on a calendar year.

PORTFOLIO VALUATION -- Investments are carried at market value. The market value of equity securities is determined as follows: Securities traded on a national securities exchange are valued at the last sale price; securities not traded on a national securities exchange are valued at the bid price for such securities as reported by security dealers. Fixed maturities are valued at prices obtained from a major dealer in bonds.

SECURITY FIRST TRUST

NOTE A -- ORGANIZATION OF THE TRUST AND SIGNIFICANT ACCOUNTING POLICIES
          (CONTINUED)

Short-term investments which have remaining maturities of more than 60 days and for which representative market quotations are readily available are valued at the most recent bid price or yield equivalent as quoted by a major broker-dealer in money market securities. Securities with remaining maturities of 60 days or less are valued at their amortized cost, which approximates market value due to the short duration to maturity. Securities and other assets for which such procedures are deemed not to reflect fair value, or for which representative quotes are not readily available, are valued at prices deemed best to reflect their fair value as determined in good faith by or under supervision of officers of the Trust in a manner specifically authorized by the Board of Directors and applied on a consistent basis.

DIVIDENDS AND DISTRIBUTIONS -- Each series declares dividends annually. Net realized gains from security transactions, if any, are distributed annually.

OTHER -- As is common in the industry, security transactions are accounted for no later than the day following the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

NOTE B -- REMUNERATION OF MANAGER AND OTHERS

Bond Series and T. Rowe Price Growth and Income Series:

The Manager, Security First Investment Management Corporation (Security Management), is entitled by agreement to a monthly fee equal to 1/24 of 1% of the average daily net asset value of the Bond Series and Growth and Income Series (equivalent annually to .5%), less compensation payable to the Series' investment advisers, Neuberger & Berman, LLC (Bond Series) and T. Rowe Price Associates (Growth and Income Series). However, to the extent that operating expenses (including management fees but excluding interest and taxes and certain extraordinary expenses) of each series exceed 2.5% of the first $30 million of each series' average daily net assets, 2.0% of the next $70 million of each series' average daily net assets, and 1.5% of each series' average daily net assets in excess of that amount, calculated on the basis of each series' fiscal year (the expense limitation), the agreement requires that Security Management waive its fee. In addition, for the year ended July 31, 1998, Security Management has also agreed to reimburse the Bond Series for any remaining expenses exceeding a limitation equivalent annually to 1.5%. Security Management may elect on an annual basis to reimburse the Series for future excess expenses.

SECURITY FIRST TRUST

NOTE B -- REMUNERATION OF MANAGER AND OTHERS (CONTINUED)

If during the fiscal year repayments are made to the Manager and the series' expenses subsequently exceed the expense limitation, the Series shall recover such repayments from the Manager to the extent of the excess determined. Conversely, if during the fiscal year repayments are made by the Manager and the series' expenses subsequently are within the expense limitation, the Manager shall recover such repayments to the extent of the excess repaid. It is management's opinion that it is reasonably possible that actual operating expense may be less than the expense limitation; however, in accordance with the requirements of FASB Statement No. 5, no accrual has been made for the contingent obligation to repay Security Management for excess expense reimbursements since the conditions required for such accrual have not, in the opinion of management, been met.

T. Rowe Price Associates provides investment advice and makes investment decisions for the Growth and Income Series, while Neuberger & Berman, LLC provides the same for the Bond Series. T. Rowe Price Associates and Neuberger & Berman, LLC are each paid an annual fee of .35% of the average daily net assets of the series for which they respectively provide investment advice less any compensation payable to Security Management acting as adviser on certain assets in which a series may invest.

Virtus Equity Series and Virtus U.S. Government Income Series:

The Manager, Security Management, is entitled by agreement to a monthly fee equal to 1/13 of 1% (equivalent annually to .9%) of the average daily net asset value of the Virtus Equity Series (the Equity Series) and Virtus U.S. Government Income Series (the U.S. Government Income Series), less compensation payable to the Series' investment adviser, Virtus Capital Management (Virtus). However, to the extent that operating expenses (including management fees but excluding interest and taxes and certain extraordinary expenses) of each series exceed 2.5% of the first $30 million of each series' average daily net assets, 2.0% of the next $70 million of each series' average daily net assets and 1.5% of each series' average daily net assets in excess of that amount, calculated on the basis of each series' fiscal year (the expense limitation), the agreement requires that Security Management and Virtus waive their fees. While they are not obligated to do so, Security Management and Virtus have agreed to continue, until notice to the contrary, to defer their fees (and make contributions in respect of excess expenses) in order to maintain the expense ratios of the Equity Series and the U.S. Government Income Series at a level of 1.00% and .70% respectively, or less.

Virtus provides investment advice and makes investment decisions for the Equity Series and the U.S. Government Income Series. Virtus is paid an annual fee of
 .75% of the average daily net assets of the two series.

SECURITY FIRST TRUST

NOTE C -- INVESTMENT SECURITIES TRANSACTIONS

Purchases and sales of fixed maturities and equity securities for the period ended January 31, 1998 were as follows:

                                                     T. Rowe Price
                                                        Growth                                 U.S.
                                                          and               Virtus          Government
                                                        Income              Equity            Income
                                    Bond Series         Series              Series            Series
                                   -------------    --------------      -------------      ------------
 U.S. Government Securities:
  Purchases                        $   5,351,989                                           $12,580,672
  Sales                                5,989,581                                             5,026,991
 Other Investment Securities:
  Purchases                            3,314,485     $  45,341,331      $  21,361,152
  Sales                                  468,543         7,526,211         13,729,447

Net realized gain or loss on sale of investments is determined by the specific identification method and would not have been significantly different using the average cost method. The cost of investments at January 31, 1998 was the same for both financial statement and federal income tax purposes. At January 31, 1998, the composition of unrealized appreciation and depreciation of investment securities was as follows:

                                                Unrealized
                                         ---------------------------
                                         Appreciation   Depreciation        Net
                                         ------------   ------------    -----------
Bond Series                               $   473,503    $    17,154    $   456,349
T. Rowe Price Growth and Income Series     71,675,824      6,174,867     65,500,957
Virtus Equity Series                        9,575,637        771,231      8,804,406
Virtus U.S. Government Income Series          747,737          1,555        746,182

SECURITY FIRST TRUST

NOTE D -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Trust were as follows:

                                                                  Shares Issued
                                                                  in Connection
                                                               with Reinvestment of
                                                            ----------------------------
                                                                 Net            Net
                                                             Investment       Realized
                                                               Income           Gain
                                                   Sold     Distributions   Distributions     Redeemed         Net
                                                 ---------  -------------   -------------    ---------      ---------
SIX MONTHS ENDED JANUARY 31, 1998
   Bond Series                                     784,449      164,017                      (222,763)        725,703
   T. Rowe Price Growth and Income Series        2,066,590      270,050        866,173       (158,927)      3,043,886
   Virtus Equity Series                            740,444       63,241        535,647       (291,823)      1,047,509
   Virtus U.S. Government Income Series          1,085,288      286,579                      (208,661)      1,163,206

YEAR ENDED JULY 31, 1997
   Bond Series                                     697,683      153,044                      (519,644)        331,083
   T. Rowe Price Growth and Income Series        3,217,205      223,202        410,369       (561,799)      3,288,977
   Virtus Equity Series                          2,258,599       68,155        279,366       (209,066)      2,397,054
   Virtus U.S. Government Income Series          2,512,098      151,669                      (166,573)      2,497,194

SECURITY FIRST TRUST

NOTE E -- FINANCIAL HIGHLIGHTS

The per share information for each respective series' capital stock outstanding throughout the period is as follows:

                                                         NET REALIZED     TOTAL
                                                             AND          INCOME                DISTRIBUTIONS
                              NET ASSET                   UNREALIZED     (LOSSES)     DIVIDENDS      FROM       NET ASSET
                              VALUE AT         NET          GAINS          FROM        FROM NET    REALIZED     VALUE AT
                              BEGINNING     INVESTMENT   (LOSSES) ON    INVESTMENT    INVESTMENT   CAPITAL       END OF     TOTAL
                              OF PERIOD       INCOME     INVESTMENTS    OPERATIONS      INCOME       GAINS       PERIOD    RETURN(2)
                              ---------     ----------  ------------    ----------    ---------   ----------  ----------   ---------
BOND SERIES
Year ended July 31,
     1993                       $ 3.95      $  .22      $  .14           $  .36       $ (.23)                  $ 4.08        9.11%
     1994                         4.08         .21        (.25)            (.04)        (.22)                    3.82       (0.98)
     1995                         3.82         .24         .08              .32         (.22)                    3.92        8.38
     1996                         3.92         .24        (.04)             .20         (.24)                    3.88        5.10
     1997                         3.88         .24         .14              .38         (.24)                    4.02        9.79
Six months ended
January 31, 1998                  4.02         .09        0.11              .20         (.21)                    4.01        4.97

T. ROWE PRICE
  GROWTH AND INCOME SERIES
Year ended July 31,
     1993                       $ 8.32      $  .22      $  .49           $  .71       $ (.22)                  $ 8.81        8.53%
     1994                         8.81         .23         .44              .67         (.22)                    9.26        7.60
     1995                         9.26         .29        1.35             1.64         (.26)      $ (.06)      10.58       17.71
     1996                        10.58         .30        1.56             1.86         (.30)        (.04)      12.10       17.58
     1997                        12.10         .30        4.69             4.99         (.29)        (.54)      16.26       41.24
Six months ended
January 31, 1998                 16.26         .14         .23              .37         (.30)        (.95)      15.38        2.28

VIRTUS EQUITY SERIES
May 19, 1993
  through July 31,
     1993 (3)                   $ 5.00      $  .01      $ (.01)          $  .00       $  .00                   $ 5.00        0.00%
Year ended July 31,
     1994                         5.00         .05        (.03)             .02         (.03)                    4.99        0.40
     1995                         4.99         .05         .71              .76         (.05)                    5.70       15.23
     1996                         5.70         .10         .46              .56         (.05)      $ (.16)       6.05        9.82
     1997                         6.05         .09        2.60             2.69         (.11)        (.45)       8.18       44.46
Six months ended
January 31, 1998                  8.18         .04        0.17             0.21         (.08)        (.64)       7.67        2.57

VIRTUS
  U.S. GOVERNMENT
  INCOME SERIES
May 19, 1993 through
   July 31, 1993 (3)            $ 5.00      $  .03      $  .04           $  .07       $  .00                   $ 5.07        7.10%
Year ended July 31,
     1994                         5.07         .11        (.19)            (.08)        (.07)      $ (.01)       4.91       (1.58)
     1995                         4.91         .21         .15              .36         (.14)                    5.13        7.33
     1996                         5.13         .18         .04              .22         (.19)        (.01)       5.15        4.29
     1997                         5.15         .23         .20              .43         (.22)                    5.36        8.35
Six months ended
January 31, 1998                  5.36         .12         .08              .20         (.24)                    5.32        3.73


(1)   Annualized

(2) Total return computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.

(3) The Virtus Equity Series and U.S. Government Income Series commenced operations on May 19, 1993.

SECURITY FIRST TRUST

                                                                  Ratio of
                                               Ratio of              Net
                                              Operating          Investment
                                               Expenses             Income           Portfolio       Net Assets
                                              to Average          to Average         Turnover          End of
                                              Net Assets          Net Assets           Rate            Period
                                             -----------          ----------         ---------      -------------
BOND SERIES
   Year ended July 31,
      1993                                      1.45%                 6.02%              36%        $  7,229,959
      1994                                      1.30                  5.45               58            7,225,964
      1995                                      1.29                  6.27               56            7,977,781
      1996                                       .90                  6.32               34            8,981,365
      1997                                       .75                  6.41               54           10,634,720
Six months ended
January 31, 1998                                 .70                  5.94               60           13,528,502

T. ROWE PRICE
   GROWTH AND INCOME SERIES
   Year ended July 31,
      1993                                       .75%                 2.77%               5%        $ 55,160,198
      1994                                       .78                  2.62               11           65,660,970
      1995                                       .74                  3.10                8           83,789,646
      1996                                       .64                  2.73                8          112,552,893
      1997                                       .57                  2.44               14          204,703,098
Six months ended
January 31, 1998                                 .58                  2.02                4          240,495,102

VIRTUS EQUITY SERIES
   May 19, 1993 through
     July 31, 1993(2)                           1.00%(1)               .85%(1)            7%        $  1,333,852
   Year Ended July 31, 1994                     1.00                  1.38              121            3,007,073
   Year Ended July 31, 1995                     1.00                  1.29               84            7,765,719
   Year ended July 31, 1996                     1.00                  2.24               88           20,701,776
   Year ended July 31, 1997                     1.00                  1.56               55           47,571,469
Six months ended
January 31, 1998                                1.00                   .94               28           52,655,583

VIRTUS
   U.S. GOVERNMENT INCOME SERIES
   May 19, 1993 through
     July 31, 1993(2)                            .70%(1)              3.91%(1)            0%        $    469,060
   Year ended July 31, 1994                      .70                  3.62               17            3,424,487
   Year ended July 31, 1995                      .70                  5.19               16            5,996,149
   Year ended July 31, 1996                      .70                  5.38              148           14,888,824
   Year ended July 31, 1997                      .70                  5.68               62           28,889,460
   Six Months ended
   January 31, 1998                              .70                  5.64               17           34,879,918


(1)   Annualized

(2) The Virtus Equity Series and U.S. Government Income Series commenced operations on May 19, 1993.

VARIABLE ANNUITIES OFFER
CHOICES AND BENEFITS THAT
REGULAR MUTUAL FUNDS CAN'T

      Tax-deferred retirement savings plans are among the best investments a person can make today for his or her future. As a vehicle for creating tax-favored retirement savings, variable annuities offer many advantages.

      A variable annuity offers the opportunity to invest in a diversified portfolio of securities similar to mutual funds. Taxes are deferred on all dividends and on all increases in portfolio value until you take your money out.

      At retirement, another significant advantage is that the variable annuity can provide you with income that is based on the performance of the fund or funds in which you participated. You may elect to receive monthly, quarterly or annual payments for a specified number of years, your lifetime, or the longer of your lifetime and the lifetime of your joint payee. See your policy for specific options available to you.

      The Security First Trust series offers you a choice of professionally managed options. You may invest in a Bond Series, Growth and Income Series, Equity Series, or U.S. Government Income Series, each with a varying degree of risk:

      SECURITY FIRST TRUST BOND SERIES is for conservative investors. The objective is to achieve the highest investment income over the long term consistent with the preservation of capital.

      SECURITY FIRST TRUST T. ROWE PRICE GROWTH AND INCOME SERIES is for individuals willing to accept a degree of risk. The fund's goal is growth of principal with a reasonable level of income primarily through investment in common stocks.

      SECURITY FIRST TRUST VIRTUS EQUITY SERIES also seeks to provide growth of capital and income through investment in common stocks of high quality companies. The fund is for individuals willing to accept a degree of risk.

      SECURITY FIRST TRUST VIRTUS U.S. GOVERNMENT INCOME SERIES is for conservative investors and seeks to provide current income through investment in a diversified portfolio limited primarily to U.S. government securities.


                                     [LOGO]
                          11365 West Olympic Boulevard
                         Los Angeles, California 90064
                                 (310) 312-6100

                               SEMI-ANNUAL REPORT
                                JANUARY 31, 1998

                                    SECURITY
                                      FIRST
                                      TRUST


                                BOARD OF TRUSTEES


            Jack R. Borsting                        Howard H. Kayton
          Katherine L. Hensley                     Lawrence E. Marcus

                        Security First Trust Bond Series
           Security First Trust T. Rowe Price Growth and Income Series

                    Security First Trust Virtus Equity Series
            Security First Trust Virtus U.S. Government Income Series